Calvert
Municipal Intermediate Funds
Semi-Annual Report

   National
   California
   Maryland
   Virginia


June 30, 1998

Contents

President's Letter
1

Portfolio
Manager Remarks
2

Statement of
Net Assets
6

Statements
of Operations
16

Statements of
Changes in Net Assets
18

Notes to
Financial Statements
22

Financial Highlights
26

Dear Investor:

The previous quarter serves as a reminder that U.S. stock and bond markets can be severely impacted by global forces and points out some of the challenges portfolio managers will face in the months ahead.

The Asian financial crisis remains the number one issue. Devaluation of foreign currencies makes U.S. goods more expensive for buyers overseas and cheapens the cost of imports to the U.S. This radical shift in pricing power and advantage caused investors to reduce their expectations for future U.S. corporate profits growth and helped keep stock prices from rising further.

Asia's struggles also touched off a general flight-to-quality, with investors bailing out of stocks and riskier bonds, especially emerging market issues, and running for the safety of U.S. Treasury securities. The yield on the benchmark 30-year Treasury bond fell to an all-time low.
Russia's economic woes also came to the fore. Propping up the ruble is likely to be a financial drain on world lenders and could spell more trouble for emerging market countries.
There are bright spots. In Europe, corporations continued to post good returns and most markets advanced during the last quarter. Looking ahead, progress toward a single currency, the euro, for 11 participating countries should encourage further gains, as it will reduce corporations' currency risk and make it easier to sell goods and services to customers in other euro-based countries.

Our equity and fixed-income managers continue to cast a wide net in monitoring these and other key economic and financial hot spots around the world without lessening their focus on the changing U.S. economy.

We appreciate your choosing to invest with Calvert Group.

Sincerely,

/s/

Barbara J. Krumsiek
President and CEO

July 27, 1998

(picture)

Emmett Long is a member of the CAMCO portfolio management team.

National Municipal seeks to earn the highest level of interest income exempt from federal income taxes, and each state specific fund seeks to earn the highest level of interest income exempt from federal and specific state income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of each Fund.

Fund
Information

asset allocation
intermediate
tax-exempt bonds

NASDAQ symbol
National           CINMX
California         CCIMX
Maryland           CMDMX
Virginia           CVAAX

CUSIP number
National           131616-20-3
California         131616-10-4
Maryland           131616-30-2
Virginia           131616-60-9


How has the bond market fared year to date?

The U.S. bond market delivered a respectable return for the six months ending June 30, 1998. However, not all sectors participated to the same degree.

The financial crisis in Asia sent investors fleeing to the safe harbor of U.S. Treasury securities. These issues were the top performing fixed-income instruments. Corporates lagged as record new issue supply, earnings outlook concerns and continued poor performance in the Yankee sector combined to stall performance. Yankee bonds are dollar-denominated securities issued by foreign banks and corporations and traded in the U.S. markets.

Municipals also underperformed, with long municipal vs. Treasury ratios approaching historically wide levels. This was caused by heavy new issuance supply, tepid demand, a flatter benchmark Treasury curve and concern over the prospects for meaningful tax reform.

In general, what was your approach?

Expecting interest rates would be more likely to decline than rise, we took steps to lengthen the Portfolios' duration at the beginning of this year. Events supporting this view included turmoil in the Asian economies, which would likely have a slowing effect on the U.S. economy and lessen the probability of a rise in interest rates. The longer duration served to increase the price sensitivity of the Portfolio, as prices of longer-term securities rise more in response to a decline in rates than those of short-term issues. This strategy was negative for performance during most of the first quarter and positive for performance during most of the second quarter, especially in May, when municipals enjoyed a strong rally.


National Intermediate

During this period, the Calvert Arizona, Florida, Michigan, New York and Pennsylvania Intermediate Portfolios were merged into the National Intermediate Portfolio.

                    COMPARATIVE INVESTMENT PERFORMANCE

           National      Lipper        California      Lipper         Lehman
           Municipal     Intermediate   Municipal CA   Intermediate   Muni. 10
           Intermediate  Muni. Debt     Intermediate   Muni. Debt     Year Bond
           Fund           Funds Avg.    Fund           Funds Avg.     Index TR
6 month    1.78%         2.05%          1.77%          1.92%           2.56%
1 year     6.56%         6.69%          6.31%          6.44%           8.48%
3 year     6.29%         6.13%          5.89%          6.39%           7.73%
5 year     5.96%         5.35%          5.01%          5.31%           6.55%

Investment performance does not reflect the deduction of any front-end sales charge.
TR represents total return. Source: Lipper Analytical Services, Inc.



Shareholders were sent detailed information ahead of the merger date. This move was necessitated by the thin volume of securities trading in those smaller municipal markets. The merger should work to all shareholders' benefit because it increases liquidity and allows us to trade more cost-efficiently. However, we realized that the National Fund might not satisfy investors looking to generate income exempt from both federal and state taxes. To make sure we would be able to meet redemptions without having to adjust the Portfolio's overall strategic approach, we opted for the tactical solution of adding to our cash reserves. This had the effect of shortening the Portfolio's effective duration by approximately one year. Unfortunately our timing coincided with a market rally, and the Portfolio did not get the full benefit of the run-up in bond prices.

For the six-month period, the National Intermediate Fund's return of 1.78% was 27 basis points behind the return for an average of similar funds.

California Intermediate

Our more bullish approach worked to our advantage in January, May and June, but the net effect was negative for performance year to date. Our 1.77% six-month return lagged the average return for our peer group by 15 basis points.

Maryland Intermediate

Year-to-date, the Portfolio's 1.34% return is 58 basis points behind the return on our benchmark. The main reason for the performance disparity is our longer maturity. This Portfolio is compared to an average of "other state" intermediate-term municipal funds, as there are not enough Maryland municipal funds for the tracking service, in this case Lipper Analytical Services, to offer a state-specific benchmark.

Virginia Intermediate

Our more aggressive approach put this Portfolio's 1.11% six-month return 67 basis points behind the return on an average of similar funds for the year to date.

Portfolio
statistics

weighted
average maturity
National
6.30.98           9 years
12.31.97          10 years

California
6.30.98           10 years
12.31.97          9 years

Maryland
6.30.98           10 years
12.31.97          9 years

Virginia
6.30.98           9 years
12.31.97          8 years

effective duration
National
6.30.98           6.22 years
12.31.97          6.17 years

California
6.30.98           6.56 years
12.31.97          6.78 years

Maryland
6.30.98           6.32 years
12.31.97          5.51 years

Virginia
6.30.98           5.78 years
12.31.97          5.04 years

comparative Investment Performance



            Maryland     Lipper Other   Virginia     Lipper           Lehman
            Municipal    States Interm. Municipal    VA Intermediate  Muni. 10
            Intermediate Muni. Debt    Intermediate  Muni. Debt       Year Bond
            Fund         Funds Avg.    Fund          Funds Avg.       Index TR
6 month     1.34%        1.92%         1.11%          1.78%           2.56%
1 year      6.48%        6.36%         5.76%          6.23%           8.48%
3 year      6.09%        5.78%         5.55%          5.66%           7.73%

Investment performance does not reflect the deduction of any front-end sales charge.
TRrepresents total return. Source: Lipper Analytical Services, Inc.

Portfolio
statistics

monthly
dividend yield
National
6.30.98           4.01%
12.31.97          4.47%

California
6.30.98           3.95%
12.31.97          4.27%

Maryland
6.30.98           3.71%
12.31.97          4.13%

Virginia
6.30.98           3.73%
12.31.97          4.23%

30 day SEC yield
National
6.30.98           3.79%
12.31.97          4.00%

California
6.30.98           3.82%
12.31.97          3.87%

Maryland
6.30.98           3.60%
12.31.97          3.76%

Virginia
6.30.98           3.59%
12.31.97          3.70%



Credit Quality Distribution
as of  6.39.98

Below are pie charts of credit quality distribution

National

AAA               48%
AA                20%
A                  5%
BBB               12%
Cash &
equivalents       15%

Maryland

AAA               58%
AA                28%
A                  10%
 Cash &
equivalents        4%

California

AAA               58%
AA                  7%
A                  21%
BBB                  7%
Cash &
equivalents          7%

Virginia

AAA               42%
AA                44%
A                   4%
BBB                 5%
Cash &
equivalents         5%

What's your outlook for the remainder of the year?

Yields on municipals fell to historic lows relative to Treasuries over this period. The municipal market bounced back in May with a strong rally. We believe there will be more good news ahead, but expect continued choppy seas over the near term as investors attempt to determine the full effects of the Asian financial crisis on the US economy and the direction of interest rates. Our outlook calls for rates to trend lower. Accordingly, we'll be maintaining the Portfolio's longer weighted average maturity structure.

We appreciate your investment. Conflicting reports on the strength of the economy and the meltdown of currencies overseas has created a very challenging investment environment.

July 21, 1998

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 1998, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.


Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Portfolio's maximum front-end sales charge of 2.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

National

Line graph here showing total returns from 10/1/92 to 6/98

Calvert National Municipal Intermediate Fund         $13,737
Lehman Municipal 10 year Bond Index TR               $15,026
Lipper Intermediate Municipal Debt Funds Average     $13,855

National
average annual
total return

as of 6.30.98

1 year            3.61%
5 year            5.36%
inception         5.67%
(9.30.92)



California

Line graph here showing total returns from 10/1/92 to 6/98

Calvert National Municipal Intermediate Fund         $13,670
Lehman Municipal 10 year Bond Index TR               $15,731
Lipper Intermediate Municipal Debt Funds Average     $14,214

California
average annual
total return

as of 6.30.98
1 year            3.42%
5 year            4.42%
inception         5.29%
(5.29.92)



Maryland

Line graph here showing total returns from 10/1/93 to 6/98

Calvert National Municipal Intermediate Fund         $12,355
Lehman Municipal 10 year Bond Index TR               $13,259
Lipper Intermediate Municipal Debt Funds Average     $12,263

Maryland
average annual
total return

as of 6.30.98
1 year            3.60%
inception         4.55%
(9.30.93)


Virginia


Line graph here showing total returns from 10/93 to 6/98

Calvert National Municipal Intermediate Fund         $12,359
Lehman Municipal 10 year Bond Index TR               $13,259
Lipper Intermediate Municipal Debt Funds Average     $12,166

Virginia
average annual
total return

as of 6.30.98
1 year            2.93%
inception         4.56%
(9.30.93)

NATIONAL PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1998

                                             PRINCIPAL
Municipal Obligations - 98.9%                AMOUNT          VALUE

Arizona - 1.9%
Maricopa County School District
GO Bonds,
     7.50%, 7/1/07, AMBAC Insured             $1,100,000   $1,342,990

California - 8.2%
Buena Park VRDN, 5.355%, 12/28/99,
     GA: Mass Mutual Life Insurance          300,000          300,000
Orange County Local Transportation
 Authority
     Sales Tax Revenue Bonds, 6.00%,
 2/15/09                                    2,000,000         2,242,060
Regents of the University of California,
Los Angeles
     Lease Revenue Bonds, 6.00%, 5/15/02    570,808           599,840
San Francisco International Airport
Series-2 #5 Municipal
     Transportation Revenue Bonds,
5.90%, 5/1/05, FGIC Insured                 500,000           543,830
Santa Clara Financing Authority Lease
Revenue Bonds,
     6.00%, 11/15/12, AMBAC Insured          2,000,000        2,251,480

Colorado - 1.6%
Denver City and County Airport
 Revenue Bonds,
     Series A, 7.10%, 11/15/01              1,100,000         1,196,734

Florida - 5.1%
Dade County Education Facilities
 Authority Revenue Bonds,
     University of Miami, 6.00%, 4/1/08,
MBIA Insured                                 1,000,000        1,117,280
Duval County MFH Revenue
 VRDN, 4.10%, 7/1/25,
     LOC: Household Financial Corp.           800,000          800,000
Florida Board of Education GO Bonds,
 5.00%, 6/10/10                              350,000           359,632
Florida State MFH Revenue
Bonds, Cypress Lake,
     5.75%, 12/1/07, LOC:
 Heller Financial                            300,000           307,974
Sunrise Utility System Revenue
Bonds, 5.50%, 10/1/12,
     AMBAC Insured                            1,000,000        1,079,100

Georgia - 2.4%
Atlanta Airport Authority
Facility Revenue Bonds,
     6.50%, 1/1/07, AMBAC Insured             1,500,000        1,715,715

Illinois - 4.5%
Chicago Water Revenue Bonds,
6.50%, 11/1/10, FGIC Insured                 1,000,000         1,173,140
Illinois Development Finance
Authority Revenue Bonds, Provena Health,
     5.50%, 5/15/09, MBIAInsured             2,000,000         2,117,420

Indiana - 3.3%
Indianapolis Local Public
Improvement Bond Bank
     Revenue Bonds, 6.75%, 2/1/14            2,000,000         2,387,760

                                             Principal
Municipal Obligations (Cont'd)               Amount            Value

Kentucky - 2.6%
Glasgow Industrial Building
Revenue VRDN, 5.95%, 6/1/20,
     LOC: Bank Tokyo Mitsubishi             $1,900,000        $1,900,000

Louisiana - 0.5%
Louisiana Public Facility
Authority Student Loan Revenue Bonds,
     6.50%, 3/1/02                            330,000          347,734

Maryland - 5.6%
Cambridge Economic Development
Authority Revenue Bonds,
     Dorchester General Hospital,
7.25%, 4/1/04                                840,000          922,916
Cecil County Health Department
COPs, 7.875%, 7/1/14                        1,200,000         1,320,648
Prince Georges County Economic
Development Authority Revenue
     Bonds, Ammendate Business
Project, 5.68%, 8/1/11, LOC:
First National Bank of Maryland,
     (Tender 1/1/01 @100)                   1,782,200         1,830,176

Massachusetts - 1.5%
Massachusetts Special Obligation
Revenue Bonds, 5.50%, 6/1/13                1,000,000         1,073,920

Michigan - 5.8%
Detroit Water Supply Revenue
Bonds, MBIA Insured
     5.30%, 7/1/09                           175,000          185,796
     6.00%, 7/1/14                           1,000,000        1,124,600
Michigan Higher Education
 Facilities Authority Revenue Bonds:
     6.00%, 11/1/03                         1,545,000         1,650,724
     7.00%, 11/1/05                         610,000           708,295
Oakland County Economic
Development Corp. Limited Obligation
     Revenue Bonds, Cranbrook
 Educational Community,
     6.375%, 11/1/14                        500,000           553,470

Missouri - 6.9%
St Louis IDA Revenue
VRDN, 4.05%, 1/1/21,
     LOC: Banca Naz Del Lavoro              5,000,000         5,000,000

New Jersey - 3.3%
New Jersey Transportation
 Authority Revenue Bonds,
     6.50%, 6/15/11, MBIA Insured           2,000,000         2,357,060

New York - 11.5%
Long Island Power Authority
 Electric System Revenue Bonds,
     5.50%, 12/1/13, FSA Insured            1,000,000         1,075,610
New York City Transitional
 Finance Authority Revenue Bonds,
     5.25%, 5/1/14                          2,815,000        2,864,516
New York State Environmental
Pollution Control Revenue Bonds,
     5.70%, 1/15/12                         500,000           537,205
New York State Local
Government Assistance Corp.
 Revenue Bonds,
     6.00%, 4/1/14                          1,000,000        1,125,570
New York State Thruway
Authority Highway Revenue Bonds,
     Series B, 5.375%, 4/1/02,
FGIC Insured                                 240,000          250,272

                                            Principal
Municipal Obligations (Cont'd)              Amount           Value
New York (Cont'd)
Orange County IDA VRDN,
5.61%, 12/1/05, LOC: Summit Bank             $1,500,000       $1,500,000
Oyster Bay GO Bonds, 5.00%, 2/15/10          500,000          518,740
Westchester County IDA Civic
Facility Revenue Bonds,
     Julia Dyckman Andrus Memorial,
6.25%, 4/1/05                                 450,000          478,071

Ohio - 4.4%
Ohio State Water Development
Authority Revenue Bonds,
     5.25%, 6/1/08, FSA Insured             3,000,000         3,175,860

Pennsylvania - 2.0%
Allegheny County Higher
 Education Building Authority
Revenue Bonds,
     Series A, 6.00%, 2/15/08               230,000           250,178
Montgomery County Industrial
Development Revenue VRDN,
     3.55%, 12/1/13, LOC: PNC Bank           150,000          150,000
Philadelphia Hospitals &
Higher Education Facilities Authority
     Revenue Bonds, 5.85%, 7/1/02           1,000,000         1,059,080

South Dakota - 1.6%
Heartland Consumers Power District
 Revenue Bonds,
     6.00%, 1/1/12, FSA Insured             1,000,000         1,122,480

Texas - 7.2%
Brazos River Authority Pollution
 Control Utilities Electric Co. Revenue
     Bonds, 4.15%, 6/1/30
 (mandatory tender 6/18/99)                 2,000,000         2,000,920
Harris County GO Bonds, 5.75%,
 10/1/14                                    2,000,000         2,198,260
North Texas Higher Education
Student Loan Revenue Bonds,
     Series B, 5.55%, 4/1/03                1,000,000         1,049,200

Virginia - 9.5%
Arlington County Community
Housing Finance Revenue Bonds,
     6.00%, 6/1/09                           290,000          305,393
Chesapeake IDA Revenue
 Bonds, 6.00%, 6/1/07, MBIA Insured        1,000,000        1,112,270
Southeastern Public Service
 Authority Revenue Bonds,
     5.00%, 7/1/15                         2,000,000        2,018,280
Virginia State Housing Development
 Authority Revenue Bonds,
     Series I, 6.00%, 7/1/03                1,120,000         1,184,747
Virginia College Building Authority
  Revenue Bonds,
     Twenty First Century
 College Project, 5.00%, 8/1/09             1,000,000         1,030,320
West Point IDA Pollution
Control Revenue Bonds,
     Chesapeake Corp.
Project, 6.375%, 5/1/03                     1,200,000         1,207,440

Other - 9.5%
Fort Mojave Indian Tribe of Arizona,
California and Nevada Public
     Facilities Combined Limited
Obligation and Revenue Bonds
     Adjustable Rate and
Tender Series of 1993, 11.50%, 12/1/18      455,020           455,020
Puerto Rico Commonwealth
 Highway and
     Transportation Revenue Bonds,
 AMBAC Insured
         5.50%, 7/1/12                      1,000,000         1,079,260
         5.50%, 7/1/13                      2,000,000         2,157,400

                                            Principal
Municipal Obligations (Cont'd)              Amount               Value

Other (Cont'd)
Puerto Rico Commonwealth
Highway and Transportation
     Revenue Bonds, 5.50%, 7/1/13           $1,500,000        $1,593,180
Virgin Islands Public Finance
Authority Revenue Bonds,
     5.50%, 10/1/08                         1,500,000         1,569,272

Total Municipal Obligations
 (Cost $68,697,872)                                           71,578,838

TOTAL INVESTMENTS
 (Cost $68,697,872) - 98.9%                                   71,578,838
Other assets and liabilities, net - 1.1%                      770,450
NetAssets - 100%                                             $72,349,288

Net Assets Consist of:
Paid-in capital applicable to 6,728,568
 outstanding Class A shares
     of common stock, $0.01 par value with
 250,000,000
     Class A shares authorized                                $69,831,485
Undistributed net investment income                              65,846
Accumulated net realized gain (losses) on investments         (429,009)
Net unrealized appreciation (depreciation) on investments     2,880,966

         Net Assets                                           $72,349,288

         Net Asset Value Per Share                                $10.75

See notes to financial statements.

CALIFORNIA PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1998

                                            PRINCIPAL
Municipal Obligations - 98.8%               AMOUNT                VALUE
California - 90.8%
Anaheim Public Financing
Authority Lease Revenue Bonds,
     6.00%, 9/1/14, FSA Insured             $1,000,000        $1,130,190
Buena Park VRDN, 5.355%, 12/28/99,
     GA: Mass Mutual Life Insurance          200,000          200,000
California Educational Facilities
Revenue Bonds,
     University of San Francisco, 5.90%,
10/1/02                                     595,000           638,524
California GO Bonds, 6.40%, 9/1/07          1,000,000        1,149,500
California State Department
of Water Resources
     Revenue Bonds, 6.00%, 12/1/10          1,000,000        1,132,310
California State Public Works
Lease Revenue Bonds,
     5.625%, 3/1/16, AMBAC Insured          1,000,000        1,052,870
California Statewide Development
Authority MFH
     Revenue Bonds, 8.50%, 11/1/00          962,000          981,278
Kern Community College
District COPs VRDN,
     3.20%, 1/1/25, LOC:
Union Bank California                       1,725,000         1,725,000
Los Angeles MFH Revenue
 Bonds, 5.85%, 12/1/27
     (mandatory put 12/1/07)                3,000,000         3,268,230
Los Angeles School District GO Bonds,
     6.00%, 7/1/11, FGIC Insured            2,360,000         2,668,263
Los Angeles Wastewater
 System Revenue Bonds, Series A,
     8.50%, 6/1/02, MBIA Insured            1,000,000         1,157,380
Orange County Local
Transportation Authority
     Sales Tax Revenue
Bonds, 6.00%, 2/15/09                       1,000,000         1,121,030
Port of Oakland  Revenue
 Bonds, Series D,
     7.00%, 11/1/02, MBIA Insured           1,000,000         1,114,480
Regents of UCLA COPs, 6.32%, 3/15/99        133,388           134,431
Sacramento COPs:
     6.75%, 3/1/02                           528,780          538,594
     6.50%, 1/1/04                          1,146,684        1,189,501
Sacramento City Financing
 Authority  Revenue Bonds,
     Series B, 5.00%, 11/1/14               1,000,000         1,007,720
San Bernardino County COPs
 VRDN, 4.75%, 3/1/24,
     LOC: Bank Tokyo Mitsubishi             200,000           200,000
San Diego County Water Authority COPs,
 5.75%, 5/1/11                              1,000,000         1,108,430
San Jose Redevelopment
Agency Allocation Bonds,
     6.00%, 8/1/09, MBIA Insured            1,000,000         1,128,830
Santa Clara Financing Authority
 Lease Revenue Bonds,
     6.00%, 11/15/12, AMBAC Insured         2,000,000        2,251,480
Southern California Public
 Power Authority Revenue Bonds,
     6.75%, 7/1/13, FSA Insured             1,800,000         2,170,152
Southern California Rapid Transit
 District Special Assessment Bonds,
     5.90%, 9/1/07, AMBAC Insured           1,000,000        1,115,310
Tahoe City Public Utility District
 COPs, Series B, 6.25%, 6/1/03              885,000           957,490
Valley Health System COPs, 6.25%,
5/15/99                                     220,000           222,486
Walnut Valley Unified School
 District GO Bonds, 6.10%, 8/1/08,
     AMBAC Insured                         1,000,000        1,140,731

                                            Principal
Municipal Obligations (Cont'd)              Amount          Value
Other - 8.0%
Guam Government Limited
Obligation Revenue Bonds,
     5.50%, 11/1/08, AMBAC Insured          $1,000,000       $1,090,500
Puerto Rico Commonwealth
 Highway and Transportation
     Revenue Bonds,
5.50%, 7/1/13, AMBAC Insured                1,465,000         1,580,296

Total Municipal Obligations
(Cost $31,810,249)                                            33,175,006

TOTAL INVESTMENTS
(Cost $31,810,249) -  98.8%                                   33,175,006
Other assets and liabilities, net - 1.2%                      390,223
Net Assets - 100%                                            $33,565,229

Net Assets Consist of:
Paid-in capital applicable to 3,173,276
outstanding Class A shares
     of common stock, $0.01 par value
with 250,000,000
     Class A shares authorized                                $32,891,453
Undistributed net investment income                               27,464
Accumulated net realized gain (losses) on investments            (718,445)
Net unrealized appreciation (depreciation) on investments        1,364,757

         Net Assets                                           $33,565,229

         Net Asset Value Per Share                                  $10.58

See notes to financial statements.

MARYLAND PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1998

                                            PRINCIPAL
Municipal Obligations -  97.7%              AMOUNT             VALUE
Maryland - 95.8%
Anne Arundel County GO Bonds,
5.125%, 4/15/09                             $500,000         $515,715
Baltimore City GO Bonds:
     8.90%, 10/15/99, MBIA Insured           385,000          410,098
     6.00%, 10/15/04, AMBAC Insured          500,000          547,535
Baltimore IDA Revenue VRDN,
 4.45%, 8/1/16,
     LOC: Dai-Ichi Kangyo Bank              250,000           250,000
Cambridge Economic Development
Authority Revenue Bonds,
     Dorchester General Hospital,
 7.25%, 4/1/04                              760,000           835,020
Carroll County GO Bonds, 6.25%, 11/1/08
     (Prerefunded 11/1/01 @ 102)            400,000           434,964
Cecil County GO Bonds, 5.10%,
12/1/07, FGIC Insured                       500,000           520,005
Cecil County Health Department
COP, 7.875%, 7/1/14                         439,000           483,137
Charles County GO Bonds,
 5.00%, 3/1/09                              615,000           637,878
Harford County GO Bonds,
 5.50%, 1/1/07                              500,000           540,820
Howard County GO Bonds,
 5.25%, 8/15/05                             400,000           424,600
Maryland GO Bonds:
     4.75%, 3/1/08                          700,000          720,195
     5.00%, 8/1/11                          500,000          512,725
Maryland Health & Higher
 Education Facilities Authority
     Revenue Bonds, 6.00%, 7/1/10           300,000           338,112
Maryland Housing & Community
Development Revenue Bonds,
     5.05%, 4/1/08                          500,000          509,840
Maryland Stadium Authority
Revenue Bonds,
     5.375%, 12/15/03, AMBAC Insured        370,000          391,371
Maryland State Economic Development
Authority Revenue Bonds,
     Series A, 8.625%, 10/1/19              500,000          590,930
Montgomery County GO Bonds:
     9.75%, 6/1/01                         250,000          288,925
     7.00%, 5/1/03                         230,000          258,653
Washington D.C. Metropolitan
Area Transit Authority
     Revenue Bonds, 6.00%, 7/1/07,
FGIC Insured                               400,000          445,264
Washington Suburban Sanitary
 District Revenue Bonds,
     5.00%, 6/1/09                         500,000          521,800

Other - 1.9%
Puerto Rico Aqueduct & Sewer
 Authority Revenue Bonds,
6.00%, 7/1/09, AMBAC Insured                500,000           564,990
Puerto Rico Commonwealth Highway
 and Transportation Revenue Bonds:
     5.50%, 7/1/12, AMBAC Insured           700,000          755,482
     6.25%, 7/1/13, MBIA Insured            1,000,000         1,158,470

Total Municipal Obligations (Cost $12,121,205)                12,656,529

Total Investments (Cost $12,121,205) - 97.7%                  12,656,529
Other assets and liabilities, net - 1.3%                      294,574
Net Assets - 100%                                             $12,951,103

Net Assets Consist of:                                        VALUE
Paid-in capital applicable to 2,517,690
 outstanding Class A shares
     of common stock, $0.01 par value
with 250,000,000
     Class A shares authorized                                $12,610,628
Undistributed net investment income                           25,508
Accumulated net realized gain (losses)
 on investments                                               (220,357)
Net unrealized appreciation
(depreciation) on investments                                 535,324

         Net assets                                           $12,951,103

         Net Asset Value Per Share                               $5.14

See notes to financial statements.

VIRGINIA PORTFOLIO
STATEMENT OF Investments
June 30, 1998

                                            PRINCIPAL
Municipal Obligations - 97.7%               AMOUNT          VALUE
Virginia - 84.3%
Arlington County Community
Housing Finance Revenue Bonds,
     6.00%, 6/1/09                          $520,000        $547,602
Blue Ridge Regional Jail Facility
Revenue Bonds,
     5.25%, 12/1/08, MBIA Insured           500,000         528,340
Chesapeake Bay Bridge and Tunnel
Revenue Bonds,
     5.50%, 7/1/06, FGIC Insured            450,000           482,773
Chesapeake County IDA Revenue Bonds,
     6.00%, 6/1/07, MBIA Insured            110,000           122,350
Fairfax County IDA Revenue
 Bonds, Inova Health Systems Project:
     5.50%, 8/15/08                         500,000           537,325
     4.60%, 8/15/09                         460,000           454,535
Hampton City GO Bonds, 5.90%, 1/15/07       400,000           438,596
Hanover County IDA Revenue Bonds,
     5.30%, 8/15/07, MBIA Insured           500,000           530,790
Henrico County IDA Revenue VRDN,
     4.55%, 10/1/00, LOC: Tokai Bank        500,000           500,000
Loudon County COPs, FSA Insured:
     6.10%, 3/1/02                          200,000          213,134
     6.30%, 3/1/04                          190,000          208,325
Metropolitan Washington Airport
Authority Revenue Bonds,
     Series A, MBIA Insured,
5.60%, 10/1/06                              300,000           322,161
Norfolk GO Bonds, Series A,
5.40%, 2/1/02                               300,000          312,771
Northern Virginia Transportation
District Revenue Bonds,
     Series A, 5.125%, 5/15/10              500,000           516,210
Peninsula Ports Health System
Health Revenue Bonds,
     6.00%, 7/1/01                          300,000          316,296
Riverside Regulatory Jail
Authority Revenue Bonds,
     5.70%, 7/1/08, MBIA Insured            450,000           488,151
Virginia College Building Authority
 Revenue Bonds,
     Twenty First Century College
Project, 5.00%, 8/1/09                      500,000           515,160
Virginia Beach GO Bonds,
5.40%, 7/15/08                              340,000           365,064
Virginia State GO Bonds, 5.00%, 6/1/07      500,000           524,930
Virginia State Housing Authority
 Revenue Bonds,
     Series C, 6.75%, 7/1/11                120,000           127,732
Virginia State MFH Revenue
Bonds, 5.85%, 5/1/08                        500,000           538,500
Virginia State Public Building
Authority Revenue Bonds:
     Series A, 5.80%, 8/1/02                100,000           105,640
     Series A, 6.00%, 8/1/03                400,000           425,692
     Series B, 5.625%, 8/1/02               230,000           242,710
Virginia State Public Building
 Authority Facilities
     Revenue Bonds, 5.00%, 8/1/10           600,000           614,760
Virginia State Public School
Authority Revenue Bonds, Series A:
     6.00%, 8/1/01                          200,000          211,496
     6.00%, 8/1/03                          200,000          216,514
Virginia State Transportation
Board Revenue Bonds,
     Route 28 Project, 5.75%, 4/1/00        265,000           273,075

                                            Principal
Municipal Obligations (Cont'd)              Amount            Value

Washington County IDA Revenue
Bonds, 5.625%, 7/1/02                       $320,000        $336,880
West Point IDA Revenue Bonds,
 Chesapeake Corporation,
     6.375%, 5/1/03                         300,000           301,860
Winchester IDA Revenue Bonds,
 Shenandoah University,
     6.05%, 10/1/05, Asset
 Guaranty Insured                           300,000          329,064

Other - 13.4%
Puerto Rico Aqueduct &
 Sewer Authority Revenue Bonds,
     6.00%, 7/1/09, AMBAC Insured           500,000          564,990
Puerto Rico Commonwealth
 Highway and Transportation
Revenue Bonds:
     5.50%, 7/1/12, AMBAC Insured           700,000          755,482
     5.50%, 7/1/13                          500,000          531,061

Total Municipal Obligations (Cost $12,966,077)               13,499,969

TOTAL INVESTMENTS (Cost $12,966,077) - 97.7%                 13,499,969
Other assets and liabilities, net - 1.3%                     322,099
Net Assets - 100%                                            $13,822,068

Net Assets Consist of:
Paid-in capital applicable to 2,677,643
 outstanding Class A shares
     of common stock, $0.01 par value
with 250,000,000
     Class A shares authorized                                $13,444,824
Undistributed net investment income                            15,819
Accumulated net realized gain (losses)
on investments                                                (172,467)
Net unrealized appreciation (depreciation)
on investments                                                533,892

Net Assets                                                    $13,822,068

Net Asset Value Per Share                                     $5.16



Abbreviations:
AMBAC: American Municipal
Bond Assurance Corp.                     IDA: Industrial Development Authority
COPs : Certificates of Participation     MBIA: Municipal Bond Insurance
Association
FGIC: Financial Guaranty
Insurance Company                        MFH: Multi-Family Housing
FSA: Financial Security Advisor          VRDN: Variable Rate Demand Notes
GO: General Obligation

Explanation of Guarantees:
GA: Guaranty Agreement                      INSUR: Insurance
IA: Investment Agreement                    LOC: Letter of Credit

See notes to financial statements.

Statements of Operations
Six Months Ended June 30, 1998


                                                 National         California
Net Investment Income                            Portfolio        Portfolio
Investment Income
     Interest income                             $1,570,934       $879,601

Expenses
     Investment advisory fee                     178,975          101,251
     Transfer agency fees and expenses           28,872           11,742
     Directors' fees and expenses                3,635            1,990
     Administrative fees                         29,829           16,875
     Custodian fees                              14,768           5,767
     Registration fees                           17,067           1,441
     Reports to shareholders                     17,299           3,151
     Professional fees                           18,048           8,236
     Miscellaneous                               2,277            1,263
              Total expenses                     310,770          151,716
              Fees paid indirectly               (13,316)         (5,002)
                               Net expenses      297,454          146,714

              Net Investment Income              1,273,480        732,887

Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on securities           594,903          230,489
Net realized gain (loss) on futures              (100,800)        (100,800)
                                                 494,103          129,689

Change in unrealized appreciation
 or depreciation                                 (599,065)        (277,202)

     Net Realized and Unrealized
     Gain (Loss) on Investments                  (104,962)         (147,513)

     Increase (Decrease) in Net Assets
     Resulting from Operations                    $1,168,518        $585,374

See notes to financial statements.

Statements of Operations
Six Months Ended June 30, 1998

                                                 Maryland         Virginia
Net Investment Income                            Portfolio        Portfolio
Investment Income
     Interest income                             $316,654         $348,600

Expenses
     Investment advisory fee                     36,520           41,355
     Transfer agency fees and expenses           6,100            6,184
     Directors' fees and expenses                                 721  810
     Administrative fees                         6,087            6,893
     Custodian fees                              3,953            4,849
     Registration fees                           1,297            438
     Reports to shareholders                     1,791            2,104
     Professional fees                           3,050            3,682
     Miscellaneous                               557              572
              Total expenses                     60,076           66,887
              Fees paid indirectly               (2,514)          (3,244)
                               Net expenses      57,562           63,643

              Net Investment Income              259,092          284,957

Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on securities           112,456          86,214
Net realized gain (loss) on futures              (38,269)         (37,331)
                                                 74,187           48,883

Change in unrealized appreciation
 or depreciation                                 (159,341)        (166,612)

     Net Realized and Unrealized
     Gain (Loss) on Investments                   (85,154)        (117,729)

     Increase (Decrease) in Net Assets
     Resulting from Operations                    $173,938         $167,228

See notes to financial statements.

National Portfolio
Statements of Changes in Net Assets

                                           Six Months Ended   Year Ended
                                            June 30,          December 31,
Increase (Decrease) in Net Assets           1998              1997
Operations
     Net investment income                  $1,273,480        $2,235,636
     Net realized gain (loss)               494,103           (13,620)
     Change in unrealized appreciation
 or depreciation                            (599,065)         1,075,751

Increase (Decrease) in Net Assets
Resulting from Operations                   1,168,518         3,297,767

Distributions to shareholders from
     Net investment income                  (1,276,936)       (2,245,285)

Capital share transactions
     Shares sold                            10,055,537        13,264,382
     Shares issued from merger (Note A)     24,529,727        -
     Reinvestment of distributions          1,025,349         1,846,162
     Shares redeemed                        (12,086,271)      (12,841,599)
     Total capital share transactions       23,524,342         2,268,945

Total Increase (Decrease)
 in Net Assets                              23,415,924        3,321,427

Net Assets
Beginning of period                         48,933,364        45,611,937
End of period (including undistributed
net investment
     income of $65,846 and $69,302,
respectively)                               $72,349,288       $48,933,364

Capital Share Activity
Shares sold                                 932,028           1,251,649
Shares issued from merger (Note A)          2,288,901              -
Reinvestment of distributions               95,391            174,583
Shares redeemed                             (1,123,231)       (1,209,723)
Total capital share activity                2,193,089         216,509

California Portfolio
Statements of Changes in Net Assets

                                        Six Months Ended      Year Ended
                                        June 30,              December 31,
Increase (Decrease) in Net Assets           1998              1997
Operations
     Net investment income                  $732,887         $1,579,273
     Net realized gain (loss)               129,689           213,070
     Change in unrealized appreciation
 or depreciation                            (277,202)         389,342

Increase (Decrease) in Net Assets
Resulting from Operations                   585,374           2,181,685

Distributions to shareholders from
     Net investment income                  (760,386)         (1,559,789)

Capital share transactions
     Shares sold                            1,534,875         6,263,284
     Reinvestment of distributions          560,830           1,120,614
     Shares redeemed                        (3,440,440)       (8,614,248)
     Total capital share transactions       (1,344,735)       (1,230,350)

Total Increase (Decrease)
in Net Assets                               (1,519,747)      (608,454)

Net Assets
Beginning of period                         35,084,976        35,693,430
End of period (including undistributed
 net investment
     income of $27,464 and $54,963,
respectively)                               $33,565,229       $35,084,976

Capital Share Activity
Shares sold                                 144,502           598,006
Reinvestment of distributions               52,913            107,426
Shares redeemed                             (323,890)         (824,559)
Total capital share activity                (126,475)         (119,127)

See notes to financial statements.

Maryland Portfolio
Statements of Changes in Net Assets

                                            Six Months Ended Year Ended
                                            June 30,          December 31,
Increase (Decrease) in Net Assets           1998              1997
Operations
     Net investment income                  $259,092          $529,691
     Net realized gain (loss)               74,187            86,918
     Change in unrealized appreciation
 or depreciation                            (159,341)         262,099

Increase (Decrease) in Net Assets
Resulting from Operations                   173,938           878,708

Distributions to shareholders from
     Net investment income                  (259,869)         (528,089)

Capital share transactions
     Shares sold                            1,989,861         2,004,752
     Reinvestment of distributions          216,406           443,291
     Shares redeemed                        (1,606,293)       (2,384,609)
     Total capital share transactions        599,974           63,434

Total Increase (Decrease)
 in Net Assets                              514,043           414,053

Net Assets
Beginning of period                         12,437,060        12,023,007
End of period (including undistributed
net investment
     income of $25,508 and $26,285,
 respectively)                              $12,951,103       $12,437,060

Capital Share Activity
Shares sold                                 386,221           397,036
Reinvestment of distributions               41,992            87,700
Shares redeemed                             (310,941)         (472,699)
Total capital share activity                117,272           12,037

See notes to financial statements.

Virginia Portfolio
Statements of Changes in Net Assets

                                            Six Months Ended Year Ended
                                            June 30,         December 31,
Increase (Decrease) in Net Assets           1998             1997
Operations
     Net investment income                  $284,957        $581,789
     Net realized gain (loss)               48,883            (7,480)
     Change in unrealized appreciation
or depreciation                             (166,612)         291,183

Increase (Decrease) in Net Assets
Resulting from Operations                   167,228           865,492

Distributions to shareholders from
     Net investment income                  (288,952)         (578,854)

Capital share transactions
     Shares sold                            1,249,361         2,455,336
     Reinvestment of distributions          276,034           533,068
     Shares redeemed                        (1,123,214)       (2,351,006)
     Total capital share transactions        402,181           637,398

Total Increase (Decrease)
in Net Assets                                 280,457          924,036

Net Assets
Beginning of period                         13,541,611        12,617,575
End of period (including undistributed
 net investment
     income of $15,819 and $19,814,
respectively)                               $13,822,068       $13,541,611

Capital Share Activity
Shares sold                                 239,958           480,867
Reinvestment of distributions               53,396            104,273
Shares redeemed                             (217,321)         (458,545)
Total capital share activity                76,033            126,595

See notes to financial statements.

Notes To Financial Statements

Note A - Significant Accounting Policies

General: The Calvert Municipal Fund is comprised of four Municipal Intermediate Portfolios: National, California, Maryland, and Virginia. Each of the Portfolios, collectively the "Fund," are registered under the Investment Company Act of 1940 as open-end management investment companies. The operations of each Portfolio are accounted for separately. Shares of each Portfolio are sold with a maximum front-end sales charge of 2.75%.
On March 31, 1998, the net assets of First Variable Rate for Government Income, Florida Intermediate Portfolio and Calvert Municipal Fund's Michigan Portfolio and New York Intermediate Portfolios merged into Calvert Municipal Fund National Intermediate Portfolio. The acquisition was accomplished by a tax-free exchange of 1,625,516 shares of the National Portfolio (valued at 17,458,044) for 1,308,624 shares of Florida Portfolio, 893,727 shares of Michigan Portfolio, and 1,233,997 shares of New York Intermediate Portfolios outstanding at March 31, 1998. The Florida Portfolio's net assets at that date, including $15,706 of unrealized appreciation and $3,480 of realized loss, were combined with those of the National Portfolio. The Michigan Portfolio's net assets at that date, including $202,434 of unrealized appreciation and $107,674 of realized loss were combined with those of the National Portfolio. The New York Portfolio's net assets at that date, including $97,040 of unrealized appreciation and $1,071 of realized loss were combined with those of the National Portfolio. The aggregate net assets of the National Portfolio, Florida Portfolio, Michigan Portfolio, and New York Portfolio immediately before the acquisition were $49,844,234, $6,582,381, $4,656,320 and $6,219,343, respectively.

On April 24, 1998, the net assets of the Calvert Municipal Fund's Arizona and Pennsylvania Intermediate Portfolios merged into Calvert Municipal Fund National Intermediate Portfolio. The acquisition was accomplished by a tax-free exchange of 663,385 shares of the National Portfolio (valued at 7,071,683) for 480,634 shares of Arizona Portfolio and 944,242 shares of Pennsylvania Portfolio outstanding at April 24, 1998. The Arizona Portfolio's net assets at that date, including $10,493 of unrealized appreciation and $1,029 of realized loss, were combined with those of the National Portfolio. The Pennsylvania Portfolio's net assets at that date, including $21,951 of unrealized appreciation and $2,521 of realized loss were combined with those of the National Portfolio. The aggregate net assets of the National Portfolio, Arizona Portfolio and Pennsylvania Portfolio immediately before the acquisition were $66,377,844, $2,359,913 and $4,711,770, respectively.

Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors/Trustees.

Options: The Fund may write or purchase options. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B - Related Party Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors/Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $49,680, $17,423, $6,788, and $7,405 were payable at period end for National, California, Maryland and Virginia, respectively.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of
 .10% of the average daily net assets of each Portfolio. Under terms of the agreement, $6,004, $2,768, $1,063, and $1,140 were payable at period end for National, California, Maryland and Virginia, respectively.

Calvert Distributors, Inc. (CDI), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by the Fund, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .25% for National and California, and .15% for Maryland and Virginia Portfolios. The Distributor currently does not charge any Distribution Plan expenses. For the six months ended December 31, 1997, CDI received sales charges in excess of the dealer reallowance of $777, $6,555, $4,204, and $4,460 for the National, California, Maryland, and Virginia Portfolios, respectively.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, is the shareholder servicing agent for the Fund. Under the terms of the agreement, $581, $330, $200, and $122 were payable at period end for National, California, Maryland, and Virginia, respectively. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director/Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended.

Director's/Trustee's fees are allocated to each of the funds served.

Note C - Investment Activity
During the period, purchases and sales of investments, other than short-term securities, were:

              National        California     Maryland       Virginia
Purchases:    $20,625,033     $1,583,313     $2,743,427     $2,904,507
Sales:        9,601,726       5,459,364      2,557,463       2,516,070

The cost of investments owned at June 30, 1998 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The table below presents the components of net unrealized appreciation (depreciation) as of December 31, 1997, and the net capital loss carryforwards as of December 31, 1997 with expiration dates.

              Unrealized    Unrealized      Capital Loss      Expiration
              Appreciation  Depreciation    Carryforwards     Dates
National      $2,937,575    $56,609         $923,112          2002
California    ,366,237      1,480           858,538           2003
Maryland      544,050       8,726           267,013           2002
Virginia      555,273       21,381          205,386           2003

Capital loss carryfowards may be utilized to offset current and future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at June 30, 1998.

National Portfolio
Financial Highlights

                                                          Periods Ended
                                        June 30,      December 31, December 31,
                                         1998          1997         1996
Net asset value, beginning              $10.79        $10.56        $10.62
Income from investment operations
     Net investment income              .23            .50            .50
     Net realized and unrealized gain
 (loss)                                  (.04)         .23            (.06)
     Total from investment operations   .19            .73           .44
Distributions from
     Net investment income              (.23)        (.50)           (.50)
Total increase (decrease) in
 net asset value                        (.04)         .23            (.06)
Net asset value, ending                 $10.75        $10.79         $10.56

Total return *                          1.78%         7.11%          4.32%
Ratios to average net assets:
     Net investment income             4.27%(a)       4.71%          4.83%
     Total expenses +                  1.04%(a)      .97%            1.04%
     Net expenses                      1.00%(a)      .94%            1.01%
     Expenses reimbursed                    -             -            -
Portfolio turnover                          20%           29%          23%
Net assets, ending (in thousands)      $72,349      $48,933           $45,612
Number of shares outstanding,
     ending (in thousands)              6,729        4,535             4,319

                                            Years Ended
                                        December 31,  December 31, December 31,
                                            1995          1994         1993
Net asset value, beginning                 $9.81        $10.42        $10.01
Income from investment operations
     Net investment income                  .51          .50           .48
     Net realized and unrealized gain (loss).80           (.62)        .45
     Total from investment operations       1.31         (.12)         .93
Distributions from
     Net investment income                 (.50)          (.49)        (.48)
     Net realized gains                     -             -            (.04)
     Total distributions                    (.50)         (.49)        (.52)
Total increase (decrease) in
 net asset value                            .81           (.61)        .41
Net asset value, ending                     $10.62        $9.81        $10.42

Total return *                              13.64%        (1.18%)      9.47%
Ratios to average net assets:
     Net investment income                  4.97%          4.88%       5.01%
     Total expenses +                       .96%          -            -
     Net expenses                           .94%          .69%         .10%
     Expenses reimbursed                    -             .32%         .45%
Portfolio turnover                          57%           122%         162%
Net assets, ending (in thousands)         $40,146        $36,159    $37,467
Number of shares outstanding,
     ending (in thousands)                 3,780          3,686       3,596

California Portfolio
Financial Highlights

                                                          Periods Ended
                                        June 30,      December 31, December 31,
                                            1998          1997         1996
Net asset value, beginning                $10.63         $10.44        $10.51
Income from investment operations
     Net investment income                 .23          .49            .48
     Net realized and unrealized
 gain (loss)                              (.04)         .18          (.07)
     Total from investment operations      .19          .67            .41
Distributions from
     Net investment income               (.24)        (.48)           (.48)
Total increase (decrease) in net
 asset value                             (.05)         .19             (.07)
Net asset value, ending                  $10.58        $10.63       $10.44

Total return *                              1.77%         6.61%        4.04%
Ratios to average net assets:
     Net investment income                 4.34%(a)       4.64%        4.59%
     Total expenses +                       .90%(a)       .91%         .97%
     Net expenses                           .87%(a)       .88%         .94%
     Expenses reimbursed                    -             -            -
Portfolio turnover                          5%            48%          25%
Net assets, ending (in thousands)          $33,565      $35,085       $35,693
Number of shares outstanding,
     ending (in thousands)                  3,173        3,300          3,419


                                                       Years Ended
                                        December 31,  December 31, December 31,
                                         1995          1994         1993
Net asset value, beginning              $9.81         $10.56         $10.24
Income from investment operations
     Net investment income               .47          .48             .53
     Net realized and unrealized
 gain (loss)                             .69           (.76)          .36
     Total from investment operations    1.16          (.28)          .89
Distributions from
     Net investment income               (.46)        (.47)            (.53)
     Net realized gains                    -             -            (.04)
     Total distributions                (.46)         (.47)           (.57)
Total increase (decrease) in
net asset value                          .70          (.75)            .32
Net asset value, ending                 $10.51        $9.81         $10.56

Total return *                          12.07%        (2.57%)        8.88%
Ratios to average net assets:
     Net investment income               4.59%         4.67%         5.12%
     Total expenses +                       .91%          -            -
     Net expenses                           .89%          .76%        .21%
     Expenses reimbursed                    -             .13%        .12%
Portfolio turnover                          47%           68%         21%
Net assets, ending (in thousands)       $34,424        $34,111      $35,726
Number of shares outstanding,
     ending (in thousands)               3,276          3,476      3,383

Maryland Portfolio
Financial Highlights

                                                 Periods Ended
                                       June 30,      December 31, December 31,
                                        1998          1997         1996
Net asset value, beginning              $5.18        $5.03         $5.06
Income from investment operations
     Net investment income              .11          .23           .23
     Net realized and unrealized
gain (loss)                             (.04)         .15          (.04)
     Total from investment operations    .07          .38           .19
Distributions from
     Net investment income              (.11)        (.23)          (.22)
Total increase (decrease) in
net asset value                         (.04)        .15           (.03)
Net asset value, ending                 $5.14         $5.18        $5.03

Total return *                           1.34%         7.68%        3.96%
Ratios to average net assets:
     Net investment income               4.26%(a)      4.48%         4.59%
     Total expenses +                     .99%(a)       .99%         1.00%
     Net expenses                         .95%(a)       .92%         .94%
     Expenses reimbursed                    -             -            .04%
Portfolio turnover                          22%           13%          8%
Net assets, ending (in thousands)        $12,951      $12,437         $12,023
Number of shares outstanding,
     ending (in thousands)                2,518        2,400            2,338

                                                  Periods Ended
                                      December 31,    December 31, December 31,
                                            1995      1994         1993
Net asset value, beginning                $4.67         $5.05        $5.00
Income from investment operations
     Net investment income                .24          .24           .04
     Net realized and unrealized
gain (loss)                                .39         (.39)         .05
     Total from investment operations     .63          (.15)         .09
Distributions from
     Net investment income                (.24)        (.23)         (.04)
Total increase (decrease) in
 net asset value                          .39          (.38)          .05
Net asset value, ending                   $5.06         $4.67       $5.05

Total return *                           13.66%        (2.94%)      7.46%
Ratios to average net assets:
     Net investment income                4.87%        5.01%        4.42%(a)
     Total expenses +                       .51%          -            -
     Net expenses                           .48%          .17%         -
     Expenses reimbursed                    .43%          .86%        .80%(a)
Portfolio turnover                          11%           77%         14%
Net assets, ending (in thousands)          $9,411       $7,429        $5,401
Number of shares outstanding,
     ending (in thousands)                 1,860        1,589         1,070

Virginia Portfolio
Financial Highlights

                                                       Periods Ended
                                        June 30,      December 31, December 31,
                                            1998          1997         1996
Net asset value, beginning                 $5.21        $5.10        $5.13
Income from investment operations
     Net investment income                 11           .22          .22
     Net realized and unrealized
gain (loss)                               (.05)         .11          (.03)
     Total from investment operations      .06          .33          .19
Distributions from
     Net investment income                (.11)        (.22)        (.22)
Total increase (decrease) in
 net asset value                          (.05)        .11          (.03)
Net asset value, ending                     $5.16      $5.21        $5.10

Total return*                               1.11%      6.71%        3.82%
Ratios to average net assets:
     Net investment income                 4.13%(a)     4.38%          4.35%
     Total expenses +                       .97%(a)       .96%         1.00%
     Net expenses                           .92%(a)       .88%         .92%
     Expenses reimbursed                    -             -            .03%
Portfolio turnover                          19%           8%           4%
Net assets, ending (in thousands)          $13,822      $13,542      $12,618
Number of shares outstanding,
     ending (in thousands)                 2,678        2,602         2,475

                                                       Years Ended
                                        December 31,  December 31, December 31,
                                            1995          1994       1993
Net asset value, beginning                $4.74         $5.06        $5.00
Income from investment operations
     Net investment income                .24             .23          .05
     Net realized and unrealized
 gain (loss)                               .39          (.32)          .06
     Total from investment operation       .63          (.09)          .11
Distributions from
     Net investment income                 (.24)        (.23)          (.05)
Total increase (decrease) in
net asset value                            .39          (.32)           .06
Net asset value, ending                    $5.13        $4.74         $5.06

Total return*                              13.54%      (2.04%)        8.65%
Ratios to average net assets:
     Net investment income                 4.86%        4.87%       4.81%(a)
     Total expenses +                       .54%          -            -
     Net expenses                           .51%          .19%         -
     Expenses reimbursed                    .38%          .86%         1.54%(a)
Portfolio turnover                          11%           65%          28%
Net assets, ending (in thousands)         $7,295       $5,866         $2,720
Number of shares outstanding,
     ending (in thousands)                1,423        1,239            537



(a)      Annualized
*        Total return does not reflect deduction of front-end sales charge.
+Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
#        From October 1, 1993 inception.

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

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

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

Calvert
Municipal
Fund, Inc.

This report is intended to provide fund
information to
shareholders. It is not authorized for
distribution to
prospective investors unless preceded or accompanied by a prospectus.

         printed on
         recycled paper
         using soy-
         based inks


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Calvert Distributors, Inc.
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Suite 1000 North
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Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
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Balanced Fund
CSIF Managed Growth Portfolio

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CTFR Long-Term Portfolio
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California Muni. Intermediate Portfolio
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